SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Summary of financial information by segment
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2020 and 2019:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2020	2019	2020	2019
Core Office	$494	$558	$115	$165
Core Retail	370	363	147	161
LP Investments	571	1,102	(11)	70
Corporate	2	3	(81)	(105)
Total	$1,437	$2,026	$170	$291

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2020	2019	2020	2019
Core Office	$1,024	$1,071	$236	$289
Core Retail	814	742	335	328
LP Investments	1,495	2,280	38	145
Corporate	4	6	(165)	(213)
Total	$3,337	$4,099	$444	$549

The following summaries presents the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2020 and 2019:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2020
Core Office	$347	$105	$(2)	$44	$494
Core Retail	273	73	—	24	370
LP Investments	436	67	52	16	571
Corporate	—	—	—	2	2
Total	$1,056	$245	$50	$86	$1,437

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2019
Core Office	$384	$94	$4	$76	$558
Core Retail	255	69	—	39	363
LP Investments	507	77	499	19	1,102
Corporate	—	—	—	3	3
Total	$1,146	$240	$503	$137	$2,026

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2020
Core Office	$715	$221	$5	$83	$1,024
Core Retail	569	148	—	97	814
LP Investments	914	138	411	32	1,495
Corporate	—	—	—	4	4
Total	$2,198	$507	$416	$216	$3,337

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2019
Core Office	$771	$178	$6	$116	$1,071
Core Retail	518	146	—	78	742
LP Investments	1,090	157	988	45	2,280
Corporate	—	—	—	6	6
Total	$2,379	$481	$994	$245	$4,099

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2020 and December 31, 2019:

	Total assets		Total liabilities
(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Core Office	$35,504	$36,758	$17,164	$17,592
Core Retail	32,114	32,921	17,539	16,996
LP Investments	40,697	41,838	26,951	27,457
Corporate	170	126	5,252	4,663
Total	$108,485	$111,643	$66,906	$66,708

Summary of reconciliation of FFO to net income
The following summary presents a reconciliation of FFO to net income for the three and six months ended June 30, 2020 and 2019:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
FFO(1)	$170	$291	$444	$549
Depreciation and amortization of real estate assets	(66)	(70)	(135)	(139)
Fair value gains, net	(803)	(1,092)	(1,113)	(722)
Share of equity accounted income - non-FFO	(908)	618	(1,158)	645
Income tax expense	48	62	(113)	(26)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	306	318	336	153
Net (loss) income attributable to unitholders(2)	(1,253)	127	(1,739)	460
Non-controlling interests of others in operating subsidiaries and properties	(259)	(104)	(146)	276
Net (loss) income	$(1,512)	$23	$(1,885)	$736
(1)  FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)  Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.